Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Current assets:
Cash	$ 160	$ 6	$ 3		$ 25
Prepaid expenses	4		4		9
Total current assets	164	6	7		34
Total assets	164	6	7		34
Current liabilities:
Accounts payable and accrued expenses	304	142	147		110
Current liabilities - discontinued operations	51	51	51		51
Accrued interest - related parties	142	189
Total current liabilities	1,607	1,002	954		161
Total liabilities	1,607	1,002	954		759
Commitments and contingencies (Note 11)
Stockholders’ deficit
Series B Preferred Stock, par value $1.00 per share; 100 shares authorized, issued and outstanding; liquidation preference $10
Common stock, par value $0.00001 per share: 19,841,878 shares authorized; 7,444,072 and 6,737,941 shares issued and outstanding at December 31, 2025 and 2024, respectively.	10	10	10		10
Additional paid-in capital	28,112	28,112	28,112		28,112
Accumulated deficit	(29,565)	(29,118)	(29,069)		(28,847)
Total stockholders’ deficit	(1,443)	(996)	(947)	$ (826)	(725)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	164	6	7		34
Gravitics Inc [Member]
Current assets:
Cash	2,734	183		863
Unbilled revenues		30		226
Prepaid expenses	558	448		225
Total current assets	3,292	661		1,314
Property and equipment, net	608	371		511
Right-of-use assets	1,796	2,080		2,621
Security deposit	500	500		500
Total assets	6,196	3,612		4,946
Current liabilities:
Accounts payable and accrued expenses	1,476	1,827		574
Accrued expenses and other current liabilities	751	456		187
Deferred revenues	4,386	161
Short-term borrowings	340	373		300
Convertible promissory notes, at fair value, current portion		5,739
Current portion of lease liabilities	471	441		385
Subscription liability		1,650
Total current liabilities	7,424	10,647		1,446
Convertible promissory notes, at fair value, net of current portion				4,248
Warrant liabilities, at fair value		2,934		949
SAFE liabilities, at fair value		10,109		7,673
Lease liabilities, net of current portion	1,035	1,280		1,720
Total liabilities	8,459	24,970		16,036
Commitments and contingencies (Note 11)
Stockholders’ deficit
Common stock, par value $0.00001 per share: 19,841,878 shares authorized; 7,444,072 and 6,737,941 shares issued and outstanding at December 31, 2025 and 2024, respectively.
Additional paid-in capital	17,148	5,410		3,979
Accumulated deficit	(67,048)	(42,538)		(30,839)
Total stockholders’ deficit	(49,900)	(37,128)		(26,860)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	6,196	3,612		4,946
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)
Series Seed Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)	15,770	15,770		$ 15,770
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)
Series A Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Redeemable convertible preferred stock
Series Seed redeemable convertible preferred stock, par value $0.00001 per share: 6,011,819 shares authorized; 4,185,420 issued and outstanding. (Liquidation value of $18,865)	31,867
Related Party [Member]
Current liabilities:
Notes payable - related parties	300	620	595
Convertible note	810
Accrued interest - related parties		189	161
Notes payable - related parties	$ 300	$ 620			500
Accrued interest - related parties					$ 98